Putnam
Global
Equity
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 4/30/99. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 10/31/99.




Portfolio of investments owned
April 30, 1999 (Unaudited)

COMMON STOCKS (94.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (5.4%)
--------------------------------------------------------------------------------------------------------------------------
              9,200  Aristocrat Leisure Ltd.                                                                $       58,911
              5,000  Harvey Norman Holdings Ltd.                                                                    50,274
              8,000  Telstra Corp. Ltd.                                                                             43,394
              9,500  Westfield Holdings Ltd.                                                                        62,843
                                                                                                            --------------
                                                                                                                   215,422

Canada (3.6%)
--------------------------------------------------------------------------------------------------------------------------
              2,300  Patheon, Inc.                                                                                  10,094
                300  QLT PhotoTherapeutics Inc.                                                                     14,438
              1,700  Rogers Communications, Inc.                                                                    31,825
              1,200  Shaw Communications, Inc. Class B (NON)                                                        49,373
              3,012  The Descartes Systems Group Inc.                                                               19,013
                550  TLC The Laser Center Inc.                                                                      20,195
                                                                                                            --------------
                                                                                                                   144,938

Denmark (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                420  Vestas Wind Systems AS                                                                         28,703

Finland (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  JOT Automation Group Oyj                                                                       19,806

France (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                400  Campagnie Generale de Geophysique S.A.                                                         21,065
                500  Coflexip S.A.                                                                                  44,965
                150  Global Graphics                                                                                 9,379
                                                                                                            --------------
                                                                                                                    75,409

Germany (6.6%)
--------------------------------------------------------------------------------------------------------------------------
                100  ADVA AG Optical Networking                                                                      7,607
                160  ce Consumer Electronic AG (NON)                                                                67,543
                 47  EM TV & Merchandising AG                                                                       44,505
                 70  Infomatec Integrated Information Systems AG                                                    17,019
                100  Intershop Communications AG                                                                    24,070
              1,260  Kamps AG                                                                                       43,325
                300  Medion AG                                                                                      61,734
                                                                                                            --------------
                                                                                                                   265,803

Ireland (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,318  CBT Group PLC ADR                                                                              20,429

Italy (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Class Editori                                                                                  29,201
             30,000  Seat Pagine Gialle SpA                                                                         37,453
                                                                                                            --------------
                                                                                                                    66,654

Japan (17.2%)
--------------------------------------------------------------------------------------------------------------------------
                200  Avex, Inc.                                                                                     18,436
                400  Benesse Corp.                                                                                  33,386
              1,000  C TWO-NETWORK Co., Ltd.                                                                        87,987
              1,000  CRC Research Institute, Inc.                                                                   13,324
              3,000  Daiwa Securities Co.                                                                           18,352
                100  Don Quijote Co.                                                                                23,297
                700  Fast Retailing Co., Ltd.                                                                       36,018
                300  Fuji Seal, Inc.                                                                                34,191
              2,000  Gakken Credit Corp.                                                                             9,721
                300  Hikari Tsushin, Inc.                                                                           62,851
                300  Kadokawa Shoten Publishing Co., Ltd.                                                           45,755
                700  Komeri Co., Ltd.                                                                               14,079
              2,000  MKC-STAT Corp.                                                                                 28,492
                200  Otsuka Kagu                                                                                    25,140
              1,000  Park24 Co., Ltd.                                                                               41,314
                  5  Round One Corp.                                                                                18,604
              1,000  Saizeriya Co., Ltd.                                                                            54,136
              2,700  Sanseido Co., Ltd.                                                                             26,971
              1,100  Towa Corp.                                                                                     29,498
              1,000  Tsuruha Co., Ltd.                                                                              67,963
                                                                                                            --------------
                                                                                                                   689,515

Norway (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  Opticom ASA                                                                                    21,171

Spain (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,800  Marco Iberica Distrib Edicio                                                                   43,477

Sweden (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  Icon Medialab International AB                                                                 22,040

Switzerland (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                 90  BT&T Telekommunikations und Technologie AG                                                     28,238
                  6  Kudelski S.A.                                                                                  23,433
                                                                                                            --------------
                                                                                                                    51,671

United Kingdom (4.0%)
--------------------------------------------------------------------------------------------------------------------------
              1,600  ARM Holdings PLC (NON)                                                                         17,197
              4,000  Logica PLC                                                                                     38,616
             18,000  Pace Micro Technology PLC                                                                      42,285
              1,200  Psion PLC                                                                                      17,570
              2,000  RM PLC                                                                                         17,377
                600  Sage Group (The) PLC                                                                           20,273
                700  Trinity PLC                                                                                     6,442
                                                                                                            --------------
                                                                                                                   159,760

United States (49.5%)
--------------------------------------------------------------------------------------------------------------------------
                300  Allegiance Telecom, Inc.                                                                       13,800
                753  American Tower Corp. Class A (NON)                                                             15,954
                940  Ames Department Stores, Inc. (NON)                                                             32,841
                367  Applied Micro Circuits Corp.                                                                   19,566
                815  Aware, Inc.                                                                                    45,283
              1,100  Beyond.com Corp. (NON)                                                                         32,381
                250  Catalina Marketing Corp.                                                                       21,359
                659  Citadel Communications Corp.                                                                   18,452
                 73  CMG Information Services, Inc.                                                                 18,583
                424  Concord Communications, Inc.                                                                   18,974
              1,247  Concur Technologies, Inc.                                                                      45,048
                288  Covad Communications Group 144A                                                                27,648
                400  Critical Path, Inc.                                                                            39,800
              2,900  Cumulus Media Inc. Class A                                                                     46,944
                500  Data Communication Systems Co., Ltd.                                                           17,766
              1,347  Eclipsys Corp.                                                                                 29,634
              1,900  Eidos PLC (NON)                                                                                72,606
                450  Emulex Corp.                                                                                   19,856
                659  Entercom Communications Corp.                                                                  24,465
                465  Entrust Technologies Inc.                                                                      11,451
                847  Exchange Applications, Inc.                                                                    24,987
                100  Extreme Networks, Inc.                                                                          5,544
              1,800  Factory 2-U Stores, Inc.                                                                       32,175
              3,300  GaSonics International Corp.                                                                   39,600
                447  Genesis Microchip Inc.                                                                          9,275
                649  Global Crossing Ltd.                                                                           35,046
                700  Harmonic Lightwaves, Inc.                                                                      31,938
                612  Healtheon Corp.                                                                                27,693
                282  Heftel Broadcasting Corp. Class A                                                              15,334
                100  Hi/Fn, Inc.                                                                                     5,400
                900  I2 Technologies, Inc.                                                                          30,488
                659  Infinity Broadcating Corp. Class A                                                             18,246
                100  Informatica Corp.                                                                               2,825
              1,000  Insituform Technologies, Inc.                                                                  19,063
                450  Intraware, Inc.                                                                                13,781
                235  Intuit, Inc.                                                                                   20,239
                367  ISS Group, Inc.                                                                                19,474
                376  Jabil Circuit, Inc.                                                                            17,508
                300  JDS Fitel Inc.                                                                                 18,103
                471  Lamar Advertising Co.                                                                          15,837
                 18  Legato Systems, Inc.                                                                              728
                282  Linens 'N Things, Inc.                                                                         12,902
                400  Macromedia, Inc.                                                                               16,575
                100  Marimba, Inc.                                                                                   6,075
                565  MEDE AMERICA Corp.                                                                             14,690
                941  Medquist, Inc.                                                                                 32,229
                941  Metromedia Fiber Network, Inc. Class A                                                         79,279
                300  MKS Instruments, Inc.                                                                           4,088
                100  Mpath Interactive, Inc.                                                                         3,938
                705  Multex.com Inc.                                                                                30,315
              1,791  Nanometrics, Inc.                                                                              13,433
                172  Net Perceptions, Inc.                                                                           4,537
                100  NetGravity, Inc.                                                                                4,044
                471  Network Appliance, Inc.                                                                        23,697
                 61  New Era of Networks, Inc.                                                                       2,291
                282  NEXTLINK Communications, Inc. Class A                                                          20,657
                350  Optical Coating Laboratory, Inc.                                                               21,569
                753  Outdoor Systems, Inc.                                                                          18,966
                494  Peregrine Systems, Inc.                                                                        11,115
              1,176  Pinnacle Holdings Inc.                                                                         24,108
              1,800  Province Healthcare Co.                                                                        40,050
                100  Proxicom, Inc.                                                                                  2,244
                424  QLogic Corp.                                                                                   29,654
                612  Qwest Communications International, Inc.                                                       52,288
                471  Rational Software Corp.                                                                        13,953
                 84  RealNetworks, Inc.                                                                             18,606
              1,800  RehabCare Group, Inc.                                                                          29,925
                100  Rhythms Netconnections, Inc.                                                                    8,250
              4,800  Seat Pagine Gialle SpA                                                                          5,904
                450  Security First Technologies Corp.                                                              53,578
                291  Sepracor, Inc.                                                                                 24,590
                565  SFX Entertainment, Inc. Class A                                                                34,889
                706  Sipex Corp.                                                                                     9,884
                741  SportsLine USA, Inc.                                                                           29,640
              2,000  Spyglass, Inc.                                                                                 36,125
                600  Sunrise Assisted Living, Inc.                                                                  24,000
                300  TMP Worldwide Inc.                                                                             20,175
                942  TSI International Software, Ltd.                                                               14,837
                900  Tuesday Morning Corp.                                                                          17,550
                348  Univision Communications Inc. Class A                                                          20,141
                621  USWeb Corp.                                                                                    13,934
                518  VeriSign, Inc.                                                                                 59,570
                300  VERITAS Software Corp.                                                                         21,300
                771  Verity, Inc.                                                                                   26,985
                100  Vignette Corp.                                                                                  9,500
                200  Whittman-Hart, Inc.                                                                             5,650
                550  Whole Foods Market, Inc.                                                                       21,450
              1,967  Zoran Corp.                                                                                    21,268
                                                                                                            --------------
                                                                                                                 1,986,143
                                                                                                            --------------
                     Total Common Stocks (cost $2,873,614)                                                  $    3,810,941

SHORT-TERM INVESTMENTS (4.4%) (a) (cost $176,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $176,000  Interest in $292,698,000 joint repurchase agreement dated April 30, 1999 with Warburg Securities due
                       May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $176,071 for an
                       effective yield of 4.87%                                                             $      176,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,049,614) (b)                                                $    3,986,941
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,014,623.

  (b) The aggregate identified cost on a tax basis is $3,052,200, resulting in gross unrealized appreciation and depreciation of $1,082,950 and $148,209, respectively, or net unrealized appreciation of $934,741.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentration greater than 10% at April 30, 1999 (as a percentage of net assets):

         Computer services and software            20.6%
         Electronics and electrical equipment      13.6


      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,049,614) (Note 1)                                                $3,986,941
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,065
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,163
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          213,380
-----------------------------------------------------------------------------------------------
Total assets                                                                          4,203,549

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          6,090
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        169,691
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                381
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  548
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               215
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 13
-----------------------------------------------------------------------------------------------
Payable for auditing expense                                                              8,305
-----------------------------------------------------------------------------------------------
Payable for legal expense                                                                 1,440
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,243
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       188,926
-----------------------------------------------------------------------------------------------
Net assets                                                                           $4,014,623

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,671,961
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (9,687)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  414,898
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            937,451
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,014,623

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($4,014,623 divided by 293,557 shares)                                                   $13.68
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $13.68)*                                          $14.51
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $895)                                               $    9,300
-----------------------------------------------------------------------------------------------
Interest                                                                                    190
-----------------------------------------------------------------------------------------------
Total investment income                                                                   9,490

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         11,716
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            2,691
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,199
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,124
-----------------------------------------------------------------------------------------------
Registration fees                                                                           128
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,963
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,915
-----------------------------------------------------------------------------------------------
Postage                                                                                      14
-----------------------------------------------------------------------------------------------
Other                                                                                         5
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (11,540)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           21,235
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,058)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             19,177
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (9,687)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        672,209
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 580
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                        (862)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            834,463
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,506,390
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,496,703
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 6, 1998
                                                                                     Six months   (commencement
                                                                                          ended   of operations)
                                                                                       April 30   to October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   $  (9,687)      $  (6,037)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                           672,789        (253,631)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            833,601         103,850
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                       1,496,703        (155,818)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       556,214         117,524
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               2,052,917         (38,294)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          1,961,706       2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $9,687 and $0, respectively)                                                 $4,014,623      $1,961,706
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                             April 30       May 6, 1998+
operating performance                                                                               (Unaudited)     to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $7.87            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                              (.04)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              5.85             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   5.81             (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.68            $7.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 73.83*           (7.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $4,015           $1,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                             .72*             .71*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)                                                                            (.33)*           (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                149.66*          150.43*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $.04 and $.10 per share for the periods ended April 30, 1999 and October 31, 1998, respectively. (Note 2)




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Equity Fund (the "fund") is a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998 the fund had a capital loss carryover of approximately $255,000 available to offset future net capital gain, if any, which will expire on October 31, 2006.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 29, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, and credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At April 30, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $2,058 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $4,713,895 and $4,288,183, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Six months ended
                                                          April 30, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         53,326           $665,655
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    53,326            665,655

Shares
repurchased                                         (8,986)          (109,441)
-----------------------------------------------------------------------------
Net increase                                        44,340           $556,214
-----------------------------------------------------------------------------

                                                         For the period
                                                           May 6, 1998
                                                       (commencement of
                                                         operations) to
                                                        October 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         22,931           $194,692
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    22,931            194,692

Shares
repurchased                                         (9,008)           (77,168)
-----------------------------------------------------------------------------
Net increase                                        13,923           $117,524
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to May 6, 1998 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on May 5, 1998.

At April 30, 1999, Putnam Investments, Inc. owned 247,481 shares of the fund (84.30% of shares outstanding), valued at $3,385,540.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Robert Swift
Vice President

Jack Chang
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Global Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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